T. ROWE PRICE GROWTH STOCK FUND
March 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 95.5%
COMMUNICATION SERVICES 16.7%
Entertainment 3.2%
Netflix (1)	3,259,542	1,223,958
Spotify Technology (1)	2,199,548	267,113
		1,491,071
Interactive Media & Services 13.5%
Alphabet, Class A (1)	1,309,734	1,521,845
Alphabet, Class C (1)	1,132,684	1,317,096
Facebook, Class A (1)	13,900,973	2,318,682
IAC/InterActiveCorp (1)	1,380,734	247,469
Match Group (1)	2,430,035	160,480
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $98,340 (1)(2)(3)	386,278	72,772
Snap, Class A (1)	28,196,162	335,252
Tencent Holdings (HKD)	8,404,221	415,401
		6,388,997
Total Communication Services		7,880,068
CONSUMER DISCRETIONARY 16.2%
Auto Components 0.4%
Aptiv	3,928,904	193,459
		193,459
Automobiles 0.9%
Ferrari	2,855,784	435,707
		435,707
Hotels, Restaurants & Leisure 1.2%
Las Vegas Sands	6,406,219	272,072
Wynn Resorts	4,702,406	283,038
		555,110
Internet & Direct Marketing Retail 11.7%
Alibaba Group Holding, ADR (1)	5,652,552	1,099,308
Amazon. com (1)	2,144,076	4,180,348

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Booking Holdings (1)	189,554	255,011
		5,534,667
Multiline Retail 0.9%
Dollar Tree (1)	3,398,608	249,696
Dollarama (CAD)	7,010,760	194,486
		444,182
Specialty Retail 0.3%
Ulta Beauty (1)	757,186	133,037
		133,037
Textiles, Apparel & Luxury Goods 0.8%
Lululemon Athletica (1)	1,936,005	366,970
		366,970
Total Consumer Discretionary		7,663,132
ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Concho Resources	1,771,426	75,905
Pioneer Natural Resources	1,502,134	105,375
Total Energy		181,280
FINANCIALS 1.4%
Capital Markets 0.8%
Goldman Sachs Group	1,235,260	190,959
TD Ameritrade Holding	4,852,073	168,173
XP, Class A (1)	1,727,891	33,331
		392,463
Insurance 0.6%
Chubb	2,393,195	267,296
		267,296
Total Financials		659,759
HEALTH CARE 12.7%
Biotechnology 2.6%
AbbVie	3,148,400	239,877
Biogen (1)	989,200	312,963
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Vertex Pharmaceuticals (1)	2,862,240	681,070
		1,233,910
Health Care Equipment & Supplies 4.1%
Alcon (CHF) (1)	4,680,985	239,810
Becton Dickinson & Company	1,520,320	349,324
Intuitive Surgical (1)	1,405,932	696,232
Stryker	3,910,094	650,991
		1,936,357
Health Care Providers & Services 6.0%
Anthem	2,090,897	474,717
Centene (1)	10,082,700	599,013
Cigna	3,101,579	549,538
HCA Healthcare	3,558,666	319,746
UnitedHealth Group	3,527,967	879,805
		2,822,819
Total Health Care		5,993,086
INDUSTRIALS & BUSINESS SERVICES 6.2%
Aerospace & Defense 0.9%
Boeing	2,781,660	414,857
		414,857
Industrial Conglomerates 1.7%
General Electric	39,464,700	313,350
Roper Technologies	1,611,150	502,372
		815,722
Machinery 1.2%
Fortive	5,858,954	323,356
Wabtec	4,959,039	238,678
		562,034
Professional Services 1.6%
Equifax	2,331,311	278,475
TransUnion	7,203,194	476,707
		755,182

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

Road & Rail 0.8%
JB Hunt Transport Services	2,138,473	197,232
Union Pacific	1,484,318	209,348
		406,580
Total Industrials & Business Services		2,954,375
INFORMATION TECHNOLOGY 35.7%

Electronic Equipment, Instruments & Components 0.2%
Hexagon, B Shares (SEK)	1,740,724	73,607
		73,607
IT Services 13.2%
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(2)(3)	31,461,841	220,862
Fidelity National Information Services	8,072,515	981,941
Fiserv (1)	6,995,383	664,491
Global Payments	4,036,932	582,247
Mastercard, Class A	6,408,000	1,547,917
PayPal Holdings (1)	5,726,534	548,258
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373
(1)(2)(3)	1,489,660	17,296
Visa, Class A	10,503,310	1,692,293
		6,255,305
Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices (1)	6,759,276	307,412
ASML Holding	1,941,650	508,013
Marvell Technology Group	15,828,227	358,193
		1,173,618
Software 15.1%
Datadog, Class A (1)(6)	3,606,282	129,754
Intuit	3,188,877	733,442
Microsoft	20,632,600	3,253,967
Paycom Software (1)	1,195,871	241,578
salesforce. com (1)	5,749,323	827,787
ServiceNow (1)	1,664,560	477,030
Slack Technologies, Class A (1)	6,850,237	183,860

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
Snowflake, Class B, Acquisition Date: 3/17/20, Cost $5,373
(1)(2)(3)	138,524	5,371
Splunk (1)	3,532,753	445,939
Temenos (CHF)	1,847,230	240,786
VMware, Class A (1)	2,898,546	351,014
Workday, Class A (1)	1,659,989	216,164
		7,106,692
Technology Hardware, Storage & Peripherals 4.7%
Apple	8,771,049	2,230,390
		2,230,390
Total Information Technology		16,839,612
MATERIALS 0.6%
Chemicals 0.6%
Linde	1,547,523	267,721
Total Materials		267,721
UTILITIES 0.6%
Multi-Utilities 0.6%
Sempra Energy	2,459,268	277,873
Total Utilities		277,873
Total Miscellaneous Common Stocks (4) 5.0%		2,372,557
Total Common Stocks (Cost $27,033,063)		45,089,463

CONVERTIBLE PREFERRED STOCKS 1.7%
COMMUNICATION SERVICES 0.3%
Interactive Media & Services 0.3%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809
(1)(2)(3)	2,187,317	149,241
Total Communication Services		149,241

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)

CONSUMER DISCRETIONARY 0.9%

Automobiles 0.4%
Rivian Automotive, Series D, Acquisition Date:12/23/19,
Cost $171,132 (1)(2)(3)	15,928,143	171,132
		171,132
Internet & Direct Marketing Retail 0.5%
Airbnb, Series D, Acquisition Date: 4/16/14, Cost $63,308
(1)(2)(3)	1,554,984	118,365
Airbnb, Series E, Acquisition Date: 7/14/15, Cost $47,972
(1)(2)(3)	515,299	39,225
Doordash, Series G, Acquisition Date: 11/12/19, Cost $44,554
(1)(2)(3)	234,866	32,969
Xiaoju Kuaizhi, Series A-17, Acquisition Date: 10/19/15,
Cost $49,217 (1)(2)(3)	1,794,537	67,636
		258,195
Total Consumer Discretionary		429,327
INFORMATION TECHNOLOGY 0.5%

Communications Equipment 0.2%
Magic Leap, Series C, Acquisition Date: 1/20/16,
Cost $56,026 (1)(2)(3)	2,432,419	41,459
Magic Leap, Series D, Acquisition Date: 10/12/17,
Cost $50,853 (1)(2)(3)	1,883,455	33,868
		75,327
Software 0.3%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $43,358 (1)(2)(3)	4,692,290	32,085
GM Cruise Holding, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3)	4,605,200	62,193
Uipath, Series D-1, Acquisition Date: 4/26/19, Cost $65,018
(1)(2)(3)	1,652,237	48,114
Uipath, Series D-2, Acquisition Date: 4/26/19, Cost $10,918
(1)(2)(3)	277,447	8,079
		150,471
Total Information Technology		225,798

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

	Shares	$ Value
(Cost and value in $000s)
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series E, Acquisition Date: 6/23/15, Cost $38,844
(1)(2)(3)	1,181,030	4,252
Total Real Estate		4,252
Total Convertible Preferred Stocks (Cost $833,054)		808,618
SHORT-TERM INVESTMENTS 3.6%
Money Market Funds 3.6%
T. Rowe Price Government Reserve Fund, 0.95% (5)(6)	1,686,590,395	1,686,590
Total Short-Term Investments (Cost $1,686,590)		1,686,590

Total Investments in Securities 100.8%
(Cost $29,552,707)		$47,584,671
Other Assets Less Liabilities (0.8)%		(369,848)
Net Assets 100.0%		$47,214,823

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-
end amounts to $1,124,919 and represents 2.4% of net assets.
(3)	Level 3 in fair value hierarchy.
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
CAD	Canadian Dollar
CHF	Swiss Franc
HKD	Hong Kong Dollar
SEK	Swedish Krona

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

				Change in Net
	Net Realized Gain				Unrealized	Investment
Affiliate		(Loss)			Gain/Loss	Income
Datadog, Class A		$(69)			$(32,931)	$—
Tencent Music Entertainment
Group		(45,919)			46,679	—
T. Rowe Price Government
Reserve Fund		—			—	729
Totals		$(45,998)	#		$13,748	$729+

Supplementary Investment Schedule
	Value	Purchase			Sales	Value
Affiliate	12/31/19	Cost			Cost	3/31/20
Datadog, Class A	$—			$163,050	$365	$129,754
Tencent Music
Entertainment Group	236,670			—	283,349	—
T. Rowe Price Government
Reserve Fund	166,088			¤	¤	1,686,590
						$1,816,344^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $729 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $1,849,275.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH STOCK FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE GROWTH STOCK FUND

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also

T. ROWE PRICE GROWTH STOCK FUND

consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$43,609,072	$1,164,090	$316,301	$45,089,463
Convertible Preferred Stocks	—	—	808,618	808,618
Short-Term Investments	1,686,590	—	—	1,686,590
Total	$45,295,662	$1,164,090	$1,124,919	$47,584,671

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2020. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2020, totaled $(187,487,000) for the period ended March 31, 2020.

($000s)
	Beginning	Gain (Loss) During		Ending Balance
	Balance 1/1/20	Period	Total Purchases	3/31/20
Investment in Securities
Common Stocks	$324,013	$(13,085)	$5,373	$316,301
Convertible Preferred Stocks	983,020	(174,402)	–	808,618

Total	$1,307,033	$(187,487)	$5,373	$1,124,919